Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 9 — OTHER CURRENT LIABILITIES:

	December 31
	2024	2023
Employees, salaries and related liabilities	447,161	195,509
Deferred Revenue	142,340	201,762
Warranty provision	12,335	5,793
Advances from customers	46,134
Accrued expenses	272,819	287,797
Other payables	13,206	-
	933,995	690,861